Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Conservative Income Municipal Bond Fund

March 31, 2019

XCB-QTLY-0519
1.9884861.101

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 53.7%
	Principal Amount	Value
Alabama - 1.1%
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	450,000	447,148
Arizona - 0.8%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2015 A, 5% 1/1/20	100,000	102,468
Arizona State Lottery Rev. Series 2019, 5% 7/1/20 (b)	100,000	102,315
Coconino County Poll. Cont. Corp. Rev. Bonds (Nevada Pwr. Co. Projs.) Series 2017 A, 1.8%, tender 5/21/20 (a)(c)	50,000	49,871
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2009, 6.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	60,000	60,732

TOTAL ARIZONA		315,386

California - 0.6%
California Infrastructure and Econ. Dev. Bank Rev. Bonds Series 2018 C, 1 month U.S. LIBOR + 0.380% 2.123%, tender 8/1/21 (a)(d)	245,000	245,020
Colorado - 0.6%
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-1, 4%, tender 3/1/20 (a)	200,000	201,694
E-470 Pub. Hwy. Auth. Rev. Series 2015 A, 5% 9/1/20	50,000	52,002

TOTAL COLORADO		253,696

Connecticut - 2.9%
Connecticut Gen. Oblig.:
Series 2012 A, SIFMA Municipal Swap Index + 1.250% 2.75% 4/15/20 (a)(d)	$100,000	$100,989
Series 2015 C, NULL 2.4% 6/15/21 (a)	100,000	100,843
Series 2016 B, 4% 5/15/20	200,000	205,122
Series 2017 B, 5% 4/15/19	50,000	50,060
Series A, 5% 2/15/21	75,000	75,181
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2011 A, 5% 12/1/19	225,000	229,906
Series 2015 B, 5% 8/1/20	175,000	182,609
Series 2016 A, 5% 9/1/21	220,000	236,551

TOTAL CONNECTICUT		1,181,261

Florida - 5.0%
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	250,000	251,362
Escambia County Poll. Cont. Rev. Bonds Series 1997, 2.1%, tender 4/11/19 (a)	375,000	375,001
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2012 A, 5% 10/1/20	200,000	208,898
Series 2013 D, 5% 10/1/21	200,000	214,330
Series 2014 A, 5% 10/1/19	215,000	218,218
Jea Bulk Pwr. Supply Sys. Rev. Series 2014 A, 3.5% 10/1/19	400,000	403,589
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(c)	150,000	151,836
Orange County Health Facilities Auth. Series B, 5% 10/1/22 (b)	100,000	109,100
Pasco County School District Sales Tax Rev. Series 2013, 5% 10/1/19	75,000	76,277

TOTAL FLORIDA		2,008,611

Georgia - 2.9%
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	225,000	237,488
(Gen. Resolution Projs.) Series 2009 B, 5% 1/1/20	200,000	204,452
Series 2009 B, 5% 1/1/20	295,000	301,567
Series 2011 A, 5% 1/1/21	120,000	126,148
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Plant Scherer Proj.) Series 2002 1, 2%, tender 6/25/20 (a)	100,000	99,384
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art and Design Projs.) Series 2014, 5% 4/1/19	200,000	200,000

TOTAL GEORGIA		1,169,039

Illinois - 9.6%
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago:
Series 2011 B, 5% 12/1/19	165,000	168,576
Series 2014 D, 5% 12/1/19	50,000	51,084
Chicago O'Hare Int'l. Arpt. Rev. Series 2012 B, 4% 1/1/20 (c)	135,000	137,252
Chicago Park District Gen. Oblig.:
Series 2013, 5% 1/1/20	515,000	525,418
Series 2018 E, 5% 11/15/19	170,000	173,322
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	200,000	203,734
Series 2011 A, 5% 11/15/19	475,000	484,104
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/20 (a)	250,000	249,508
Illinois Fin. Auth. Rev.:
Bonds (Advocate Health Care Network Proj.) Series 2008 A2, 5%, tender 2/12/20 (a)	345,000	354,714
Series 2009, 5% 8/15/20	100,000	104,446
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	165,000	168,610
Series 2017 B, 5% 11/1/19	250,000	254,303
Series 2018 A, 5% 5/1/19	300,000	300,714
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	170,000	179,654
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010, 5.375% 6/1/21	350,000	375,848
Series 2017, 5% 6/1/22	135,000	147,583

TOTAL ILLINOIS		3,878,870

Indiana - 1.0%
Whiting Envir. Facilities Rev. Bonds Series 2014, SIFMA Municipal Swap Index + 0.750% 2.25%, tender 4/4/19 (a)(c)(d)	400,000	400,202
Kansas - 0.5%
Kansas Dev. Fin. Agcy. Series 2009, 5.5% 11/15/22	200,000	204,836
Kentucky - 3.1%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.) Series 2010, 5% 8/1/20	650,000	678,438
(Proj. No. 83) Series 2004, 5% 10/1/19 (AMBAC Insured)	200,000	203,294
Kentucky, Inc. Pub. Energy Series 2018 B, 4% 7/1/21	100,000	103,841
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	250,000	253,385

TOTAL KENTUCKY		1,238,958

Louisiana - 0.9%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/19	150,000	150,817
Louisiana Pub. Facilities Auth. Rev. (Ochsner Clinic Foundation Proj.) Series 2017, 4% 5/15/19	225,000	225,566

TOTAL LOUISIANA		376,383

Massachusetts - 0.3%
Massachusetts Edl. Fing. Auth. Rev. Series 2010 A, 5.5% 1/1/22	100,000	102,892
Michigan - 6.0%
Detroit Downtown Dev. Auth. Tax Series 1, 5% 7/1/19 (FSA Insured)	130,000	130,948
Grand Traverse County Hosp. Fin. Auth. Series 2011 A, 5% 7/1/20	115,000	119,559
Michigan Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/20	200,000	209,936
Bonds Series 2016 MI2, SIFMA Municipal Swap Index + 0.480% 1.98%, tender 2/1/22 (a)(d)	200,000	199,936
Series 2010 A, 5% 12/1/19	160,000	163,564
Series 2015 A:
4% 8/1/19	620,000	624,602
5% 5/15/20	125,000	129,510
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series F5, 1.9%, tender 4/1/21 (a)	180,000	180,581
Milan Area Schools Series 2019, 5% 5/1/21	170,000	181,263
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt.) Series 2015 G, 5% 12/1/19	200,000	204,536
Series 2011 A, 5% 12/1/19 (c)	260,000	265,547

TOTAL MICHIGAN		2,409,982

Nevada - 0.5%
Clark County Arpt. Rev. (Sub Lien Proj.) Series 2017 A-1, 5% 7/1/20 (c)	200,000	207,676
New Jersey - 8.6%
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/20	10,000	10,275
Series 2015 XX, 5% 6/15/20	245,000	253,835
New Jersey Edl. Facilities Auth. Rev. Series 2012 A, 5% 7/1/19	50,000	50,414
New Jersey Edl. Facility Series 2015 G, 4% 7/1/20	175,000	180,119
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A, 4% 7/1/19	200,000	201,154
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011 1, 5% 12/1/20 (c)	135,000	141,803
Series 2012 1A, 4% 12/1/19 (c)	210,000	213,031
Series 2013, 4% 12/1/20 (c)	40,000	41,364
Series 2015 1A, 5% 12/1/21 (c)	600,000	646,512
Series 2018 B, 5% 12/1/20 (c)	100,000	105,039
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D, 4% 10/1/22 (c)	100,000	105,599
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/19	175,000	175,845
5% 6/1/21	100,000	106,123
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	90,000	92,163
Series 2012 AA, 5% 6/15/19	50,000	50,331
Series 2016 A, 5% 6/15/20	115,000	119,091
Series 2018 A:
5% 6/15/21	125,000	132,633
5% 6/15/22	210,000	227,959
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	570,000	609,712

TOTAL NEW JERSEY		3,463,002

Ohio - 0.3%
Franklin County Hosp. Facilities Rev. Bonds (Ohio Health Corp.) Series 2018 B, SIFMA Municipal Swap Index + 0.430% 1.93%, tender 11/15/21 (a)(d)	100,000	100,022
Pennsylvania - 2.8%
Pennsylvania Gen. Oblig.:
Series 2011, 5% 11/15/20	60,000	63,257
Series 2016, 5% 1/15/22	140,000	152,800
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Thomas Jefferson Univ. Proj.) Series 2012, 5% 3/1/20	50,000	51,485
First Series 2012, 5% 4/1/21	125,000	133,093
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2018 A1:
SIFMA Municipal Swap Index + 0.350% 1.85% 12/1/20 (a)(d)	100,000	99,867
SIFMA Municipal Swap Index + 0.430% 1.93% 12/1/21 (a)(d)	200,000	199,530
Series 2018 B, SIFMA Municipal Swap Index + 0.500% 2% 12/1/21 (a)(d)	130,000	129,943
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Series 2018, SIFMA Municipal Swap Index + 0.240% 1.74% 9/15/21 (a)(d)	300,000	299,418

TOTAL PENNSYLVANIA		1,129,393

Rhode Island - 0.5%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2015, 5% 11/1/21	200,000	216,358
South Carolina - 0.5%
South Carolina Pub. Svc. Auth. Rev. Series 2012, 5% 12/1/19	210,000	214,227
Tennessee - 0.3%
Jackson Hosp. Rev. Series 2018 A, 5% 4/1/20	100,000	103,088
Texas - 1.5%
Bridgeport Independent School District Series 2010, 4% 8/15/20	340,000	343,138
Lower Colorado River Auth. Rev. Series 2012 B, 5% 5/15/21	245,000	262,160

TOTAL TEXAS		605,298

Virginia - 0.8%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (a)	250,000	250,900
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	25,000	24,984
Series 2009 A, 2.15%, tender 9/1/20 (a)	50,000	50,153

TOTAL VIRGINIA		326,037

Washington - 0.1%
Port of Seattle Rev. Series 2010 C, 5% 2/1/20 (c)	45,000	46,219
West Virginia - 1.0%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(c)	300,000	299,925
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	100,000	101,706

TOTAL WEST VIRGINIA		401,631

Wisconsin - 1.5%
Wisconsin Health & Edl. Facilities Bonds Series 2018 C, SIFMA Municipal Swap Index + 0.450% 1.95%, tender 7/27/22 (a)(d)	155,000	154,349
Wisconsin Health & Edl. Facilities Auth. (Unitypoint Health Proj.) Series 2014 A, 5% 12/1/19	200,000	204,160
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2009 A, 5.5% 12/15/20	250,000	256,690

TOTAL WISCONSIN		615,199

TOTAL MUNICIPAL BONDS
(Cost $21,564,872)		21,660,434

Municipal Notes - 38.8%
Alabama - 0.4%
Birmingham Indl. Dev. Board Solid Waste Rev. (American Cast Iron Pipe Co. Proj.) Series 2000, 1.71% 4/5/19, LOC Bank of America NA, VRDN (a)(c)	180,000	$180,000
California - 0.5%
El Centro Reg'l. Med. Cen Participating VRDN Series Floaters XF 10 72, 1.85% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	200,000	200,000
Colorado - 2.9%
Colorado Hsg. & Fin. Auth. Econ. Dev. (Pacific Instruments Proj.) Series 2000, 1.71% 4/5/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	165,000	165,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XL 00 90, 1.8% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(e)(f)	1,000,000	1,000,000

TOTAL COLORADO		1,165,000

Connecticut - 0.3%
New Britain Gen. Oblig. BAN Series 2018, 5% 12/19/19	100,000	102,244
District Of Columbia - 0.7%
District of Columbia Rev. Participating VRDN Series Floaters XF 10 78, 1.9% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	300,000	300,000
Florida - 3.4%
Aqua One Cmnty. Dev. District Fla Participating VRDN Series Floaters XF 10 76, 1.85% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	200,000	200,000
Avenir Cmnty. Dev. District Participating VRDN Series Floaters XF 10 74, 1.85% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	325,000	325,000
Broward County Arpt. Sys. Rev. Participating VRDN Series Floaters XL 00 88, 1.85% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(e)(f)	200,000	200,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A, 1.56% 4/1/19, VRDN (a)(c)	465,000	465,000
Pinellas County Health Facilities Auth. Rev. (Suncoast Hospice Proj.) Series 2004, 1.61% 4/5/19, LOC Wells Fargo Bank NA, VRDN (a)	185,000	185,000

TOTAL FLORIDA		1,375,000

Illinois - 1.0%
Illinois Gen. Oblig. Participating VRDN Series Floaters XM 01 86, 1.75% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	400,000	400,000
Iowa - 0.5%
Hills Health Facilities Rev. Participating VRDN Series Floaters XF 10 73, 1.85% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	200,000	200,000
Louisiana - 1.5%
East Baton Rouge Parish Solid Waste Series 1998, 1.51% 4/1/19, VRDN (a)(c)	500,000	500,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 1.68% 4/5/19, VRDN (a)	100,000	100,000

TOTAL LOUISIANA		600,000

Maryland - 0.3%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 1995, 1.68% 4/5/19 (Liquidity Facility Manufacturers & Traders Trust Co.), VRDN (a)	100,000	100,000
Massachusetts - 0.7%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 1.75% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(e)(f)	180,000	180,000
Nahant BAN Series 2018 A, 3% 6/28/19	100,000	100,237

TOTAL MASSACHUSETTS		280,237

Minnesota - 0.5%
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 1.8% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)(g)	200,000	200,000
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 1.55% 4/1/19, VRDN (a)(c)	100,000	100,000
Missouri - 0.2%
St Louis Pkg Commn Fin. Corp. (Var-Cupples Garage Proj.) Series A, 1.8% 4/5/19, LOC Bank of America NA, VRDN (a)	100,000	100,000
Nebraska - 0.5%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.72% 4/5/19, VRDN (a)(c)	200,000	200,000
Nevada - 2.5%
Clark County Arpt. Rev. Participating VRDN Series ROC II R 11823, 1.7% 4/5/19 (Liquidity Facility Citibank NA) (a)(e)(f)	1,000,000	1,000,000
New Jersey - 7.0%
Borough of Riverdale BAN Series 2018, 3% 9/13/19	100,000	100,575
Chester Township Gen. Oblig. BAN Series 2018, 3% 10/11/19	100,000	100,706
Delran Township BAN Series 2018, 3% 10/25/19	200,000	201,425
East Brunswick Township Gen. Oblig. BAN Series 2019, 3.5% 1/10/20	100,000	101,448
Flemington BAN 3.5% 1/15/20	100,000	101,245
Gloucester Township BAN Series 2018 B, 3% 6/20/19	600,000	601,474
Maple Shade Township BAN Series 2018:
3% 6/27/19	200,000	200,583
3% 6/27/19	200,000	200,583
Millburn Township Gen. Oblig. BAN Series 2018, 3% 6/14/19	100,000	100,229
Millstone Township Gen. Oblig. BAN Series 2018, 3% 9/10/19	100,000	100,573
Roselle County of Union BAN Series 2018, 3.5% 12/6/19	100,000	101,177
Saddle Brook Township Gen. Oblig. BAN Series 2018, 3% 5/30/19	300,000	300,550
Teaneck Township Gen. Oblig. BAN Series 2018, 3% 6/28/19	100,000	100,261
Vineland Gen. Oblig. BAN Series 2018, 3.5% 11/14/19	200,000	202,157
Wall Township Gen. Oblig. BAN Series 2018, 3% 6/28/19	300,000	300,791

TOTAL NEW JERSEY		2,813,777

New York - 6.5%
Amsterdam City School District BAN Series 2018, 3% 6/28/19	400,000	401,064
Eden N Y Cent School District BAN Series 2019, 3% 6/6/19	100,000	100,220
Geneva BAN Series 2018, 3% 5/8/19	400,000	400,463
Geneva Hsg. Auth. Rev. Series 2000, 1.98% 4/5/19, VRDN (a)(c)	100,000	100,000
Gloversville School District BAN Series 2018, 3% 10/18/19	500,000	503,359
New York Metropolitan Trans. Auth. Rev. BAN Series 2018 B, 5% 5/15/21	300,000	319,314
Penn Yan NY Central School District BAN Series 2018, 3% 7/19/19	200,000	200,662
Queensbury Union Free School District BAN Series 2018, 3% 7/12/19	200,000	200,630
Sidney Cent School District BAN Series 2018, 3% 7/10/19	100,000	100,295
Troy Rensselaer County BAN Series B, 3% 8/2/19	300,000	301,356

TOTAL NEW YORK		2,627,363

Ohio - 0.7%
Belmont County BAN Series 2018 A, 3% 4/18/19	100,000	100,062
East Clinton Local School District BAN Series 2019, 2.8% 12/3/19	100,000	100,624
Englewood BAN Series 2019, 3% 1/22/20	100,000	100,764

TOTAL OHIO		301,450

Oregon - 0.5%
Port Portland Spl. Oblig. Rev. (Horizon Air Ind. Proj.) Series 1997, 1.62% 4/1/19, LOC Bank of America NA, VRDN (a)(c)	200,000	200,000
Pennsylvania - 0.6%
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 1.73% 4/4/22, VRDN (a)	100,000	100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2015 B, 1.73% 4/4/22, VRDN (a)	150,000	150,000

TOTAL PENNSYLVANIA		250,000

South Carolina - 0.4%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2007, 1.51% 4/5/19, LOC Wells Fargo Bank NA, VRDN (a)	145,000	145,000
Texas - 5.5%
Mission Econ. Dev. Corp. Idr (CMI Proj.) Series 2007, 1.66% 4/5/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	120,000	120,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 1.65% 4/1/19, VRDN (a)	165,000	165,000
Series 2004, 1.83% 4/5/19, VRDN (a)(c)	900,000	900,000
Series 2010 C, 1.64% 4/1/19, VRDN (a)	100,000	100,000
Series 2010 D:
1.75% 4/5/19, VRDN (a)	150,000	150,000
1.76% 4/5/19, VRDN (a)	800,000	800,000

TOTAL TEXAS		2,235,000

Virginia - 1.3%
Henrico County Econ. Dev. Auth. Indl. Dev. Rev. Series 2001, 1.71% 4/5/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	355,000	355,000
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.) Series 2001, 1.56% 4/5/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	150,000	150,000

TOTAL VIRGINIA		505,000

Washington - 0.2%
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 1.85% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)(f)(g)	100,000	100,000
TOTAL MUNICIPAL NOTES
(Cost $15,672,346)		15,680,071
	Shares	Value

Money Market Funds - 7.1%
Fidelity Municipal Cash Central Fund, 1.50% (h)(i)
(Cost $2,876,002)	2,875,712	2,875,990
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $40,113,220)		40,216,495
NET OTHER ASSETS (LIABILITIES) - 0.4%		146,853
NET ASSETS - 100%		$40,363,348

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $300,000 or 0.7% of net assets.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 1.8% 5/10/19 (Liquidity Facility Barclays Bank PLC)	1/10/19	$200,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 1.85% 5/10/19 (Liquidity Facility Barclays Bank PLC)	1/18/19	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$6,055
Total	$6,055

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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